Depreciation and amortization expenses (Tables)	12 Months Ended
Dec. 31, 2021
Depreciation and amortization expenses
Schedule of components of depreciation and amortization expenses

	2021	2020	2019

	US $’000
Operating expenses:
Depreciation	756,259	291,559	226,026
Amortization		86	313
General and administrative	22,964	22,540	19,171
	779,223	314,185	245,510